UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2006

Date of reporting period:	January 31, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports to Stockholders.

The Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Fund” or “Registrant”) for the fiscal year ended January 31, 2006 is attached hereto.

Item 2.   Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its President and Treasurer. A copy of the Registrant’s Code of Ethics for Executive Officers, dated March 3, 2004, is filed as an exhibit pursuant to Item 12(a)(1).

(b) No response required.

(c) The Registrant has not made any substantial amendments to its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2006.

(d) The Registrant has not granted any waivers from any provisions of its Code of Ethics for Executive Officers during the fiscal year ended January 31, 2006.

Item 3.   Audit Committee Financial Expert.

The Registrant’s Board of Directors (“Board of Directors” or “Board”) has determined that no member of its Audit Committee qualifies as an “audit committee financial expert” (“ACFE”). After evaluating the matter, the Board concluded that it was not necessary to add a director to the Board who qualifies as an ACFE, given that the financial statements and accounting principles applying to registered investment companies such as the Registrant are generally simpler and more straightforward compared to operating companies, and the business experience of the current Audit Committee members is adequate to exercise their oversight responsibilities.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $64,000 and $60,000 for the fiscal years ended January 31, 2006 and January 31, 2005, respectively.

(b) Audit-Related Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2006 and January 31, 2005, respectively, for assurance and related services provided by the Registrant’s principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements, and that were not reported under paragraph (a) of this Item.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for tax compliance, tax advice, and tax planning, were $10,000 and $10,000 for the fiscal years ended January 31, 2006 and January 31, 2005, respectively. Tax fees represent tax compliance services provided in connection with the preparation of the Registrant’s tax returns.

(d) All Other Fees. There were no fees billed for each of the last two fiscal years ended January 31, 2006 and January 31, 2005, respectively, for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) Pursuant to Section 3(c) of its Audit Committee Charter dated May 1, 2003, the pre-approval policies and procedures of the Registrant’s Audit Committee, in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, are as follows:

“The Committee shall review any audit and non-audit services provided to the Fund by its independent public accountants and the fees charged for such services. The Committee’s prior approval shall be necessary for the engagement of independent public accountants to provide any audit or non-audit services on behalf of the Fund, and any non-audit services for an affiliate of the Fund where the proposed engagement relates directly to the operations and financial reporting of the Fund. Non-audit services that would otherwise qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended (“Exchange Act”), and any applicable rules thereunder, that were not pre-approved by the Committee, shall be approved by the Committee prior to the completion of the engagement. Pre-approval by the Committee shall not be required for engagements entered into pursuant to: (i) pre-approval policies and procedures established by the Committee; or (ii) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority; provided, however, in either case, that the Committee is informed of each such engagement at the earlier of its next meeting, or at the Board’s next quarterly meeting.”

(e)(2) There were no services included in each of paragraphs (b) through (d) of this Item that were approved by the Registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable to Registrant.

(g) There were no non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

(h) Not applicable to Registrant as no non-audit services were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.   Schedule of Investments.

Included in Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable to Registrant for the fiscal year ended January 31, 2006.

Item 11.   Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President and Treasurer, has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Exhibits.
(a)(1) Code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 is attached hereto as Exhibit 99.Code Eth.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to Registrant.

(b)    Certification pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) is attached hereto as Exhibit 99.906CERT.

The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates it by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: April 3, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President and Treasurer

Date: April 3, 2006

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Permanent Portfolio Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Permanent Portfolio Family of Funds, Inc. (“Fund,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio), including the schedules of investments, as of January 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Permanent Portfolio Family of Funds, Inc. as of January 31, 2006, the results of their operations, changes in their net assets and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

/s/ Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
March 13, 2006

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2006

                          ASSETS AND LIABILITIES
                                                                                          Treasury       Versatile     Aggressive
                                                                           Permanent        Bill           Bond          Growth
                                                                           Portfolio      Portfolio      Portfolio      Portfolio
                                                                         ------------    -----------    -----------    -----------

ASSETS
Investments at market value (Notes 1, 5, 6 & 8):
  Investments other than securities:
    Gold assets .......................................................  $ 77,741,917    $        --    $        --    $        --
    Silver assets .....................................................    20,098,874             --             --             --
    Swiss franc deposits
      (identified cost $1,128,066; $--; $-- and $--, respectively).....     1,099,052             --             --             --
                                                                         ------------    -----------    -----------    -----------
                                                                           98,939,843             --             --             --
  Swiss franc bonds ...................................................    35,599,674             --             --             --
  Stocks of United States and foreign real estate and
    natural resource companies ........................................    59,649,650             --             --             --
  Aggressive growth stock investments .................................    56,582,200             --             --     53,130,640
  Corporate bonds .....................................................     3,185,632             --     19,659,020             --
  United States Treasury securities ...................................   122,675,217     47,757,390             --             --
                                                                         ------------    -----------    -----------    -----------
      Total investments (identified cost $291,203,637;
      $47,790,319; $19,764,396 and $29,633,443, respectively)             376,632,216     47,757,390     19,659,020     53,130,640

Cash ..................................................................       522,137        147,769        121,467             --
Accounts receivable for investments sold ..............................            --             --             --        822,651
Accounts receivable for shares of the portfolio sold ..................     3,594,349          6,000             --         57,180
Accrued interest, dividends and foreign taxes receivable ..............     1,998,078        238,853        377,283         13,750
Due from former investment adviser (Note 8) ...........................       393,244        353,922             --         39,323
                                                                         ------------    -----------    -----------    -----------
      Total assets                                                        383,140,024     48,503,934     20,157,770     54,063,544

LIABILITIES
Bank overdraft ........................................................            --             --             --      1,842,602
Accounts payable for investments purchased ............................       407,779             --      1,631,116             --
Accounts payable for shares of the portfolio redeemed .................       280,608        105,438             --             --
Accrued investment advisory fee .......................................       317,635         27,964         12,850         55,560
Accrued directors' and officers' fees and expenses ....................        16,044          2,133            834          2,519
Accrued excise tax ....................................................        15,000         40,000          4,000         37,000
Accrued legal expense .................................................        78,000            500            200            700
                                                                         ------------    -----------    -----------    -----------
      Total liabilities                                                     1,115,066        176,035      1,649,000      1,938,381
                                                                         ------------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                        $382,024,958    $48,327,899    $18,508,770    $52,125,163
                                                                         ============    ===========    ===========    ===========

                          NET ASSETS

Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000
               and 25,000,000 shares, respectively
  Outstanding - 12,685,474; 715,960; 322,327 and
                470,820 shares, respectively ..........................  $     12,685    $       716    $       322    $       471

Paid-in capital .......................................................   295,232,329     47,319,151     18,314,036     25,188,711
                                                                         ------------    -----------    -----------    -----------
                                                                          295,245,014     47,319,867     18,314,358     25,189,182
Undistributed net investment income (Note 1) ..........................     1,079,906      1,072,640        332,320         23,411
Accumulated net realized gain (loss) on investments ...................       287,340        (31,679)       (32,532)     3,415,373
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)    85,428,579        (32,929)      (105,376)    23,497,197
Net unrealized depreciation on translation of assets
 and liabilities in foreign currencies ................................       (15,881)            --             --             --
                                                                         ------------    -----------    -----------    -----------
      Net assets applicable to outstanding shares                        $382,024,958    $48,327,899    $18,508,770    $52,125,163
                                                                         ============    ===========    ===========    ===========
      Net asset value per share                                             $30.12          $67.50         $57.42        $110.71
                                                                            ======          ======         ======        =======

See accompanying notes.

2 & 3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Year ended January 31, 2006

                                                                                     Treasury       Versatile      Aggressive
                                                                      Permanent        Bill           Bond           Growth
                                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                                     -----------    -----------    -----------    -----------
Investment income (Note 1):
  Interest ........................................................  $ 3,434,195    $ 1,499,239    $   508,272    $    16,494
  Dividends .......................................................    1,545,697             --             --        492,045
                                                                     -----------    -----------    -----------    -----------
                                                                       4,979,892      1,499,239        508,272        508,539
Expenses (Notes 3 & 8):
  Investment advisory fee .........................................    3,061,131        590,740        222,427        469,862
  Directors’ fees and expenses ....................................      144,754         25,877          9,713         19,763
  Officers’ salary expense ........................................      138,691         24,658          9,271         19,452
  Excise tax ......................................................       15,000         40,000          4,000         37,000
  Legal expense ...................................................      417,075         23,339          2,379          6,734
                                                                     -----------    -----------    -----------    -----------
  Total expenses                                                       3,776,651        704,614        247,790        552,811
  Less waiver of investment advisory fee ..........................           --        248,733         70,240             --
                                                                     -----------    -----------    -----------    -----------
    Net expenses                                                       3,776,651        455,881        177,550        552,811
                                                                     -----------    -----------    -----------    -----------
Net investment income (loss) before foreign
  income taxes deducted at source                                      1,203,241      1,043,358        330,722        (44,272)

Less foreign income taxes deducted at source,
  net of refundable taxes .........................................        5,763             --             --             --
                                                                     -----------    -----------    -----------    -----------

Net investment income (loss)                                           1,197,478      1,043,358        330,722        (44,272)
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain (loss) on investments
  and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers .............................      651,635         (1,015)       (11,450)     3,465,018
                                                                     -----------    -----------    -----------    -----------
                                                                         651,635         (1,015)       (11,450)     3,465,018

Change in unrealized appreciation (depreciation) of:
  Investments .....................................................   41,629,209          1,755         56,826      6,000,105
  Translation of assets and liabilities in foreign currencies .....      (50,525)            --             --             --
                                                                     -----------    -----------    -----------    -----------

Net realized and unrealized gain on investments
  and foreign currency                                                42,230,319            740         45,376      9,465,123
                                                                     -----------    -----------    -----------    -----------
Net increase in net assets resulting from operations                 $43,427,797    $ 1,044,098    $   376,098    $ 9,420,851
                                                                     ===========    ===========    ===========    ===========

See accompanying notes.

4 & 5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              Permanent Portfolio                 Treasury Bill Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2006  January 31, 2005    January 31, 2006   January 31, 2005

                                                                      ----------------  ----------------    ----------------   ----------------
Operations:
  Net investment income (loss) ......................................   $  1,197,478      $  1,218,708        $  1,043,358       $    732,984
  Net realized gain (loss) on investments ...........................        651,635           306,862              (1,015)            (1,727)
  Net realized gain on foreign currency transactions ................             --         1,110,175                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...     41,629,209        10,801,961               1,755            (20,839)
  Change in unrealized depreciation on translation
    of assets and liabilities in foreign currencies .................        (50,525)           (4,451)                 --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations           43,427,797        13,433,255           1,044,098            710,418

Equalization on shares issued and redeemed: .........................        741,695         1,054,283             (87,475)            (7,623)

Distributions to shareholders from (Note 2):
  Net investment income .............................................     (2,234,234)       (1,285,802)           (722,266)                --
  Net realized gain on investments ..................................       (558,555)       (3,343,276)                 --                 --

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................    106,787,799       103,311,242          (3,674,540)        (4,228,145)
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                    148,164,502       113,169,702          (3,440,183)        (3,525,350)

Net assets at beginning of year                                          233,860,456       120,690,754          51,768,082         55,293,432
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed net
  investment income of $1,079,906 and $1,091,213;
  and $1,072,640 and $749,984, respectively)                            $382,024,958      $233,860,456        $ 48,327,899       $ 51,768,082
                                                                        ============      ============        ============       ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(continued from previous page)

                                                                           Versatile Bond Portfolio             Aggressive Growth Portfolio
                                                                      ----------------------------------    -----------------------------------
                                                                         Year ended        Year ended          Year ended         Year ended
                                                                      January 31, 2006  January 31, 2005    January 31, 2006   January 31, 2005

                                                                      ----------------  ----------------    ----------------   ----------------
Operations:
  Net investment income (loss) ......................................   $    330,722      $    192,083        $    (44,272)      $    (77,281)
  Net realized gain (loss) on investments ...........................        (11,450)          (19,471)          3,465,018            461,624
  Net realized gain on foreign currency transactions ................             --                --                  --                 --
  Change in unrealized appreciation (depreciation) of investments ...         56,826          (186,566)          6,000,105          2,450,725
  Change in unrealized depreciation on translation
    of assets and liabilities in foreign currencies .................             --                --                  --                 --
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets resulting from operations              376,098           (13,954)          9,420,851          2,835,068

Equalization on shares issued and redeemed: .........................       (161,969)         (246,479)                401                 --

Distributions to shareholders from (Note 2):
  Net investment income .............................................        (84,905)         (136,280)                 --                 --
  Net realized gain on investments ..................................           (838)          (90,451)           (441,988)        (1,132,430)

Capital stock transactions exclusive of amounts allocated to
  undistributed net investment income (Note 7): .....................       (377,951)       (1,489,729)         17,556,831            258,054
                                                                        ------------      ------------        ------------       ------------
Net increase (decrease) in net assets                                       (249,565)       (1,976,893)         26,536,095          1,960,692

Net assets at beginning of year                                           18,758,335        20,735,228          25,589,068         23,628,376
                                                                        ------------      ------------        ------------       ------------
Net assets at end of year (including undistributed net
  investment income of $332,320 and $194,550; and
  $23,411 and $--, respectively)                                        $ 18,508,770      $ 18,758,335        $ 52,125,163       $ 25,589,068
                                                                        ============      ============        ============       ============

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

     Quantity                                                                                          Market Value
  ---------------                                                                                      ------------
                    GOLD ASSETS - 20.35% of Total Net Assets
  43,275 Troy Oz.    Gold bullion (a) ...........................................................      $ 24,701,317

   90,000 Coins      One-ounce gold coins (a) ...................................................        53,040,600
                                                                                                       ------------

                       Total Gold Assets (identified cost $54,016,994)                                 $ 77,741,917
                                                                                                       ------------

                    SILVER ASSETS - 5.26% of Total Net Assets
1,779,864 Troy Oz.   Silver bullion (a) .........................................................      $ 17,531,663

     379 Bags        Silver coins (a) ...........................................................         2,567,211
                                                                                                       ------------

                       Total Silver Assets (identified cost $12,272,743)                               $ 20,098,874
                                                                                                       ------------

Principal Amount    SWISS FRANC ASSETS - 9.61% of Total Net Assets
----------------
 CHF 1,405,028       Swiss francs in interest-bearing bank accounts .............................      $  1,099,052
                                                                                                       ------------

 CHF 4,750,000       4.500% Swiss Confederation bonds, 04-08-06 .................................      $  3,739,362
 CHF 9,625,000       4.500% Swiss Confederation bonds, 06-10-07 .................................         7,831,606
 CHF 9,750,000       4.250% Swiss Confederation bonds, 01-08-08 .................................         8,014,921
 CHF 9,975,000       3.250% Swiss Confederation bonds, 02-11-09 .................................         8,142,921
 CHF 9,410,000       3.500% Swiss Confederation bonds, 08-07-10 .................................         7,870,864
                                                                                                       ------------
                       Total Swiss Confederation bonds                                                 $ 35,599,674
                                                                                                       ------------

                       Total Swiss Franc Assets (identified cost $37,573,760)                          $ 36,698,726
                                                                                                       ------------

Number of Shares    STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
----------------    RESOURCE COMPANIES - 15.61% of Total Net Assets

                    NATURAL RESOURCES - 8.50% of Total Net Assets
     75,000          BHP Billiton, Ltd. (b) .....................................................      $  2,958,750
     35,000          BP, p.l.c. (b) .............................................................         2,530,850
     40,000          Burlington Resources, Inc. .................................................         3,650,400
     40,000          Chevron Corporation ........................................................         2,375,200
     45,000          Devon Energy Corporation ...................................................         3,069,450
     55,000          Forest Oil Corporation (a) .................................................         2,832,500
     60,000          Inco, Ltd. .................................................................         3,076,800
     30,000          Peabody Energy Corporation .................................................         2,985,300
     20,000          Phelps Dodge Corporation ...................................................         3,210,000
     50,000          Pogo Producing Company .....................................................         2,999,500
     40,000          Weyerhaeuser Company .......................................................         2,790,400
                                                                                                       ------------
                                                                                                       $ 32,479,150

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    REAL ESTATE - 7.11% of Total Net Assets
     50,000          Archstone-Smith Trust ......................................................      $  2,343,000
     50,000          BRE Properties, Inc. Class A ...............................................         2,495,000
    100,000          Equity One, Inc. ...........................................................         2,397,000
     40,000          Federal Realty Investment Trust ............................................         2,672,800
    100,000          New Plan Excel Realty Trust, Inc. ..........................................         2,465,000
     40,000          Pan Pacific Retail Properties, Inc. ........................................         2,768,000
     60,000          Pennsylvania Real Estate Investment Trust ..................................         2,439,600
     18,000          Texas Pacific Land Trust ...................................................         2,521,800
    100,000          United Dominion Realty Trust, Inc. .........................................         2,541,000
     60,000          Urstadt Biddle Properties, Inc. ............................................         1,006,200
     60,000          Urstadt Biddle Properties, Inc. Class A ....................................         1,047,600
     75,000          Washington Real Estate Investment Trust ....................................         2,473,500
                                                                                                       ------------
                                                                                                       $ 27,170,500
                                                                                                       ------------
                       Total Stocks of United States and Foreign Real Estate and Natural
                       Resource Companies (identified cost $33,692,814)                                $ 59,649,650
                                                                                                       ------------

                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 14.81% of Total Net Assets

                    CHEMICALS - .65% of Total Net Assets
     20,000          Air Products & Chemicals, Inc. .............................................      $  1,233,800
    100,000          Chemtura Corporation .......................................................         1,257,000
                                                                                                       ------------
                                                                                                       $  2,490,800
                    COMPUTER SOFTWARE - 2.46% of Total Net Assets
     30,000          Autodesk, Inc. .............................................................      $  1,217,700
     40,000          Computer Associates International, Inc. ....................................         1,092,000
     40,000          Symantec Corporation (a)....................................................           735,200
          1          Symantec Corporation warrant (a)(c)(Note 8).................................         6,366,600
                                                                                                       ------------
                                                                                                       $  9,411,500
                    CONSTRUCTION - .73% of Total Net Assets
     15,000          Fluor Corporation ..........................................................      $  1,319,250
     20,000          Ryland Group, Inc. .........................................................         1,447,200
                                                                                                       ------------
                                                                                                       $  2,766,450
                    DATA PROCESSING - .68% of Total Net Assets
     40,000          Agilent Technologies, Inc. (a) .............................................      $  1,356,400
     40,000          Hewlett-Packard Company ....................................................         1,247,200
                                                                                                       ------------
                                                                                                       $  2,603,600
                    ELECTRICAL & ELECTRONICS - .89% of Total Net Assets
     50,000          Intel Corporation ..........................................................      $  1,063,500
     45,000          National Semiconductor Corporation .........................................         1,269,450
    250,000          Sanmina SCI Corporation (a) ................................................         1,052,500
                                                                                                       ------------
                                                                                                       $  3,385,450

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    ENTERTAINMENT & LEISURE - .90% of Total Net Assets
     15,000          CBS Corporation Class A (a) ................................................      $    393,000
     50,000          Disney (Walt) Company ......................................................         1,265,500
     40,000          Tribune Company ............................................................         1,160,400
     15,000          Viacom, Inc. Class A .......................................................           622,500
                                                                                                       ------------
                                                                                                       $  3,441,400
                    FINANCIAL SERVICES - 1.98% of Total Net Assets
     40,000          Bank of New York, Inc. .....................................................      $  1,272,400
     10,000          Bear Stearns Companies, Inc. ...............................................         1,264,600
     60,000          Janus Capital Group, Inc. ..................................................         1,253,400
     20,000          Morgan Stanley .............................................................         1 229,000
     90,000          Schwab (Charles) Corporation ...............................................         1,331,100
     20,000          State Street Corporation ...................................................         1,209,200
                                                                                                       ------------
                                                                                                       $  7,559,700
                    MANUFACTURING - 1.87% of Total Net Assets
    150,000          Dana Corporation ...........................................................      $    730,500
     25,000          Harley-Davidson, Inc. ......................................................         1,338,250
     15,000          Illinois Tool Works, Inc. ..................................................         1,264,350
     80,000          Mattel, Inc. ...............................................................         1,320,000
      2,000          NACCO Industries, Inc. Class A .............................................           273,680
      8,000          NACCO Industries, Inc. Class B .............................................         1,094,720
     15,000          Parker-Hannifin Corporation ................................................         1,136,550
                                                                                                       ------------
                                                                                                       $  7,158,050
                    OIL & OILFIELD SERVICES - 1.19% of Total Net Assets
     55,000          Frontier Oil Corporation ...................................................      $  2,606,450
    160,000          Parker Drilling Company (a) ................................................         1,916,800
                                                                                                       ------------
                                                                                                       $  4,523,250
                    PHARMACEUTICALS - .95% of Total Net Assets
     20,000          Amgen, Inc. (a) ............................................................      $  1,457,800
     25,000          Biogen Idec, Inc. (a) ......................................................         1,118,750
     15,000          Genzyme Corporation (General) (a) ..........................................         1,064,100
                                                                                                       ------------
                                                                                                       $  3,640,650

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    RETAIL - .64% of Total Net Assets
     25,000          Costco Wholesale Corporation ...............................................      $  1,247,250
     30,000          Williams-Sonoma, Inc. (a) ..................................................         1,193,400
                                                                                                       ------------
                                                                                                       $  2,440,650
                    TRANSPORTATION - .71% of Total Net Assets
     50,000          Kansas City Southern (a) ...................................................      $  1,299,000
     60,000          Swift Transportation Company, Inc. (a) .....................................         1,417,800
                                                                                                       ------------
                                                                                                       $  2,716,800
                    MISCELLANEOUS - 1.16% of Total Net Assets
     20,000          Lockheed Martin Corporation ................................................      $  1,353,000
     40,000          Qualcomm, Inc. .............................................................         1,918,400
     25,000          Temple-Inland, Inc. ........................................................         1,172,500
                                                                                                       ------------
                                                                                                       $  4,443,900
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (identified cost $35,894,482)         $ 56,582,200
                                                                                                       ------------

Principal Amount
----------------
                     DOLLAR ASSETS - 32.95% of Total Net Assets

                     CORPORATE BONDS - .84% of Total Net Assets
   $   200,000        7.125% Aetna, Inc., 08-15-06 ..............................................      $    202,424
       200,000        6.550% Avon Products, Inc., 08-01-07 ......................................           204,438
       200,000        8.100% Boeing Company, Inc., 11-15-06 .....................................           204,868
       200,000        2.125% Brown-Forman Corporation, 03-15-06 .................................           199,450
       200,000        5.625% CVS Corporation, 03-15-06 ..........................................           200,236
       200,000        7.200% Citicorp, 06-15-07 .................................................           205,884
       200,000        4.700% First Data Corporation, 11-01-06 ...................................           199,572
       750,000        7.000% GTE Hawaiian Telephone, Inc., 02-01-06 .............................           749,993
       200,000        5.375% General Electric Capital Corporation, 03-15-07 .....................           201,130
       200,000        3.500% Gillette Company, 10-15-07 .........................................           195,622
       200,000        4.875% International Business Machines Corporation, 10-01-06 ..............           200,072
       222,000        5.625% Pfizer, Inc., 02-01-06 .............................................           221,971
       200,000        6.125% Texas Instruments, Inc., 02-01-06 ..................................           199,972
                                                                                                       ------------
                                                                                                       $  3,185,632

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                     UNITED STATES TREASURY SECURITIES - 32.11% of Total Net Assets
   $41,000,000        United States Treasury bond strips (Principal only) 4.724%, 05-15-18 (d) ..      $ 23,101,040
     3,000,000        United States Treasury bonds 6.250%, 08-15-23 .............................         3,533,910
     6,000,000        United States Treasury notes 1.625%, 02-28-06 .............................         5,988,060
     6,000,000        United States Treasury notes 1.500%, 03-31-06 .............................         5,972,100
     6,000,000        United States Treasury notes 2.250%, 04-30-06 .............................         5,967,660
     6,000,000        United States Treasury notes 2.000%, 05-15-06 .............................         5,958,300
     6,000,000        United States Treasury notes 2.750%, 06-30-06 .............................         5,957,340
     6,000,000        United States Treasury notes 2.375%, 08-31-06 .............................         5,924,520
     6,000,000        United States Treasury notes 2.500%, 09-30-06 .............................         5,918,880
     6,000,000        United States Treasury notes 2.500%, 10-31-06 .............................         5,908,620
     6,000,000        United States Treasury notes 2.875%, 11-30-06 .............................         5,916,120
     6,000,000        United States Treasury notes 3.000%, 12-31-06 .............................         5,914,200
     6,000,000        United States Treasury notes 3.375%, 02-28-07 .............................         5,925,000
     6,000,000        United States Treasury notes 3.375%, 02-15-08 .............................         5,867,820
     6,000,000        United States Treasury notes 2.625%, 05-15-08 .............................         5,757,180
     6,000,000        United States Treasury notes 3.250%, 08-15-08 .............................         5,822,820
     6,000,000        United States Treasury notes 3.000%, 02-15-09 .............................         5,747,820
     7,500,000        United States Treasury bills 3.293%, 02-09-06 (d) .........................         7,493,827
                                                                                                       ------------
                                                                                                       $122,675,217
                                                                                                       ------------

                        Total Dollar Assets (identified cost $117,752,844)                             $125,860,849
                                                                                                       ------------
                        Total Portfolio - 98.59% of total net assets (identified cost $291,203,637)(e) $376,632,216
                        Other assets, less liabilities (1.41% of total net assets)                        5,392,742
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $382,024,958
                                                                                                       ============

                        Note: (a) Non-income producing.
                              (b) Sponsored American Depository Receipt (ADR).
                              (c) Represents a restricted security and is valued based on policies approved by the Fund’s Board of Directors.
                              (d) Interest rate represents yield to maturity.
                              (e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    UNITED STATES TREASURY SECURITIES - 98.82% of Total Net Assets
  $10,000,000        United States Treasury notes 1.625%, 02-28-06 ..............................      $  9,980,100
   10,000,000        United States Treasury notes 1.500%, 03-31-06 ..............................         9,953,500
   10,000,000        United States Treasury notes 2.250%, 04-30-06 ..............................         9,946,100
    9,000,000        United States Treasury notes 2.500%, 05-31-06 ..............................         8,941,680
    9,000,000        United States Treasury notes 2.750%, 06-30-06 ..............................         8,936,010
                                                                                                       ------------
                       Total Portfolio - 98.82% of total net assets (identified cost $47,790,319)(a)   $ 47,757,390
                       Other assets, less liabilities (1.18% of total net assets)                           570,509
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 48,327,899
                                                                                                       ============

                       Note: (a) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    CORPORATE BONDS - 106.21% of Total Net Assets

                    AEROSPACE - 4.43% of Total Net Assets
   $  800,000        8.100% Boeing Company, Inc., 11-15-06 ......................................      $    819,472
                                                                                                       ------------
                                                                                                       $    819,472
                    BEVERAGES - 9.71% of Total Net Assets
      800,000        2.125% Brown-Forman Corporation, 03-15-06 ..................................      $    797,800
    1,000,000        5.950% PepsiAmericas, Inc., 02-15-06 .......................................         1,000,420
                                                                                                       ------------
                                                                                                       $  1,798,220
                    COSMETICS & TOILETRIES - 8.64% of Total Net Assets
      800,000        6.550% Avon Products, Inc., 08-01-07 .......................................      $    817,752
      800,000        3.500% Gillette Company, 10-15-07 ..........................................           782,488
                                                                                                       ------------
                                                                                                       $  1,600,240
                    DATA PROCESSING - 8.64% of Total Net Assets
      800,000        4.700% First Data Corporation, 11-01-06 ....................................      $    798,288
      800,000        4.875% International Business Machines Corporation, 10-01-06 ...............           800,288
                                                                                                       ------------
                                                                                                       $  1,598,576
                    ELECTRICAL & ELECTRONICS - 4.32% of Total Net Assets
      800,000        6.125% Texas Instruments, Inc., 02-01-06 ...................................      $    799,888
                                                                                                       ------------
                                                                                                       $    799,888
                    FINANCIAL SERVICES - 8.80% of Total Net Assets
      800,000        7.200% Citicorp, 06-15-07 ..................................................      $    823,536
      800,000        5.375% General Electric Capital Corporation, 03-15-07 ......................           804,520
                                                                                                       ------------
                                                                                                       $  1,628,056
                    INSURANCE - 4.37% of Total Net Assets
      800,000        7.125% Aetna, Inc., 08-15-06 ...............................................      $    809,696
                                                                                                       ------------
                                                                                                       $    809,696
                    MANUFACTURING - 9.78 of Total Net Assets
      800,000        9.000% Caterpillar, Inc., 04-15-06 .........................................      $    806,584
    1,000,000        5.500% Nike, Inc., 08-15-06 ................................................         1,003,520
                                                                                                       ------------
                                                                                                       $  1,810,104

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

Principal Amount                                                                                       Market Value
----------------                                                                                       ------------
                    PHARMACEUTICALS - 13.94% of Total Net Assets
   $  800,000        5.625% Abbott Laboratories, 07-01-06 .......................................      $    802,728
      800,000        2.500% Merck & Company, Inc. 03-30-07 ......................................           778,552
    1,000,000        5.625% Pfizer, Inc., 02-01-06 ..............................................           999,870
                                                                                                       ------------
                                                                                                       $  2,581,150
                    PUBLISHING - 9.47% of Total Net Assets
      938,000        5.500% Gannett Company, Inc., 04-01-07 .....................................      $    942,728
      800,000        6.875% Tribune Company, 11-01-06 ...........................................           809,472
                                                                                                       ------------
                                                                                                       $  1,752,200
                    RETAIL - 9.76% of Total Net Assets
      900,000        5.950% Target Corporation, 05-15-06 ........................................      $    903,096
      900,000        5.450% Wal-Mart Stores, Inc., 08-01-06 .....................................           903,429
                                                                                                       ------------
                                                                                                       $  1,806,525
                    TELECOMMUNICATIONS - 5.69% of Total Net Assets
      250,000        7.000% GTE Hawaiian Telephone, Inc., 02-01-06 ..............................      $    249,997
      800,000        5.375% Verizon Wireless Capital, LLC, 12-15-06 .............................           802,984
                                                                                                       ------------
                                                                                                       $  1,052,981
                    TOBACCO - 4.25% of Total Net Assets
      800,000        2.875% Fortune Brands, Inc., 12-01-06 ......................................      $    786,408
                                                                                                       ------------
                                                                                                       $    786,408
                    TRANSPORTATION - 4.41% of Total Net Assets
      800,000        7.125% Union Tank Car Company, 02-01-07 ....................................      $    815,504
                                                                                                       ------------
                                                                                                       $    815,504
                                                                                                       ------------
                       Total Portfolio -  106.21% of total net assets (identified cost $19,764,396)(a) $ 19,659,020
                       Liabilities, less other assets (6.21% of total net assets)                        (1,150,250)
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 18,508,770
                                                                                                       ============

                       Note: (a) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    AGGRESSIVE GROWTH STOCK INVESTMENTS - 101.93% of Total Net Assets

                    CHEMICALS - 4.78% of Total Net Assets
     20,000          Air Products & Chemicals, Inc. .............................................      $  1,233,800
    100,000          Chemtura Corporation .......................................................         1,257,000
                                                                                                       ------------
                                                                                                       $  2,490,800
                    COMPUTER SOFTWARE - 8.03% of Total Net Assets
     40,000          Autodesk, Inc. .............................................................      $  1,623,600
     40,000          Computer Associates International, Inc. ....................................         1,092,000
     80,000          Symantec Corporation (a) ...................................................         1,470,400
                                                                                                       ------------
                                                                                                       $  4,186,000
                    CONSTRUCTION - 5.28% of Total Net Assets
     38,000          Ryland Group, Inc. .........................................................      $  2,749,680
                                                                                                       ------------
                                                                                                       $  2,749,680
                    DATA PROCESSING - 4.67% of Total Net Assets
     35,000          Agilent Technologies, Inc. (a) .............................................      $  1,186,850
     40,000          Hewlett-Packard Company ....................................................         1,247,200
                                                                                                       ------------
                                                                                                       $  2,434,050
                    ELECTRICAL & ELECTRONICS - 6.63% of Total Net Assets
     60,000          Intel Corporation ..........................................................      $  1,276,200
     40,000          National Semiconductor Corporation .........................................         1,128,400
    250,000          Sanmina SCI Corporation (a) ................................................         1,052,500
                                                                                                       ------------
                                                                                                       $  3,457,100
                    ENTERTAINMENT & LEISURE - 6.37% of Total Net Assets
     17,500          CBS Corporation Class A (a) ................................................      $    458,500
     50,000          Disney (Walt) Company ......................................................         1,265,500
     30,000          Tribune Company ............................................................           870,300
     17,500          Viacom, Inc. Class A .......................................................           726,250
                                                                                                       ------------
                                                                                                       $  3,320,550
                    FINANCIAL SERVICES - 14.18% of Total Net Assets
     40,000          Bank of New York, Inc. .....................................................      $  1,272,400
      9,000          Bear Stearns Companies, Inc. ...............................................         1,138,140
     65,000          Janus Capital Group, Inc. ..................................................         1,357,850
     20,000          Morgan Stanley .............................................................         1,229,000
     80,000          Schwab (Charles) Corporation ...............................................         1,183,200
     20,000          State Street Corporation ...................................................         1,209,200
                                                                                                       ------------
                                                                                                       $  7,389,790
                    MANUFACTURING - 11.25% of Total Net Assets
    150,000          Dana Corporation ...........................................................      $    730,500
     25,000          Harley-Davidson, Inc. ......................................................         1,338,250
     15,000          Illinois Tool Works, Inc. ..................................................         1,264,350
     80,000          Mattel, Inc. ...............................................................         1,320,000
     16,000          Parker-Hannifin Corporation ................................................         1,212,320
                                                                                                       ------------
                                                                                                       $  5,865,420

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2006

Number of Shares                                                                                       Market Value
----------------                                                                                       ------------
                    OIL & OILFIELD SERVICES - 15.95% of Total Net Assets
    140,000          Frontier Oil Corporation ...................................................      $  6,634,600
    140,000          Parker Drilling Company (a) ................................................         1,677,200
                                                                                                       ------------
                                                                                                       $  8,311,800
                    PHARMACEUTICALS - 6.38% of Total Net Assets
     20,000          Amgen, Inc. (a) ............................................................      $  1,457,800
     10,000          Biogen Idec, Inc. (a) ......................................................           447,500
     20,000          Genzyme Corporation (General) (a) ..........................................         1,418,800
                                                                                                       ------------
                                                                                                       $  3,324,100
                    RETAIL - 4.68% of Total Net Assets
     25,000          Costco Wholesale Corporation ...............................................      $  1,247,250
     30,000          Williams-Sonoma, Inc. (a) ..................................................         1,193,400
                                                                                                       ------------
                                                                                                       $  2,440,650
                    TRANSPORTATION - 5.21% of Total Net Assets
     50,000          Kansas City Southern (a) ...................................................      $  1,299,000
     60,000          Swift Transportation Company, Inc. (a) .....................................         1,417,800
                                                                                                       ------------
                                                                                                       $  2,716,800
                    MISCELLANEOUS - 8.52% of Total Net Assets
     20,000          Lockheed Martin Corporation ................................................      $  1,353,000
     40,000          Qualcomm, Inc. .............................................................         1,918,400
     25,000          Temple-Inland, Inc. ........................................................         1,172,500
                                                                                                       ------------
                                                                                                       $  4,443,900
                                                                                                       ------------
                       Total Portfolio -  101.93% of total net assets (identified cost $29,633,443)(b) $ 53,130,640
                       Liabilities, less other assets (1.93% of total net assets)                        (1,005,477)
                                                                                                       ------------
                       Net assets applicable to outstanding shares                                     $ 52,125,163
                                                                                                       ============

                       Note: (a) Non-income producing.
                             (b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2006

1.	SIGNIFICANT ACCOUNTING POLICIES
Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.
Valuation of investments
Investments are normally valued based on market quotations. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there are no reliable market values are valued at fair value. As of January 31, 2006, one such investment in the Fund’s Permanent Portfolio (1.67% of total net assets) was so valued based on policies approved by the Fund’s Board of Directors (“Board of Directors” or “Board”).
Translation of foreign currencies
Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.
Investment transactions and investment income
Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2006

For the year ended January 31, 2006, investment income was earned as follows:
                                                      Permanent     Treasury Bill    Versatile Bond    Aggressive Growth
                                                      Portfolio       Portfolio         Portfolio          Portfolio
                                                    ------------    -------------    --------------    -----------------

           Interest on:
             Corporate bonds ....................   $     58,161     $         --     $    506,237        $        --
             Swiss franc assets .................        327,773               --               --                 --
             United States Treasury securities ..      2,897,024        1,466,672              615                788
             Other investments ..................        151,237           32,567            1,420             15,706
           Dividends ............................      1,545,697               --               --            492,045
                                                    ------------     ------------     ------------        -----------
                                                    $  4,979,892     $  1,499,239     $    508,272        $   508,539
                                                    ============     ============     ============        ===========
Federal taxes
Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2006, pursuant to the requirements of the Code.
As of January 31, 2006, capital loss carryforwards available to offset future realized gains, if any, were as follows: (i) $31,528 in the Fund’s Treasury Bill Portfolio, of which $14,264, $3,666, $5,452, $2,613, $4,416 and $1,117 expire on January 31, 2007, January 31, 2008, January 31, 2011, January 31, 2012, January 31, 2013 and January 31, 2014, respectively; and (ii) $28,378 in the Fund’s Versatile Bond Portfolio, all of which expires on January 31, 2014. There were no capital loss carryforwards in the Fund’s Permanent Portfolio or its Aggressive Growth Portfolio. Additionally, net capital losses of $151 and $4,154 in the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 2005 and are recognized for federal income tax purposes as arising on February 1, 2006, the first day of each Portfolio’s next taxable year.
During the year ended January 31, 2006, the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $15,000, $40,000, $4,000 and $37,000, respectively, which were imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.
Equalization
The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.	DISTRIBUTIONS TO SHAREHOLDERS
On December 7, 2005, the Fund’s Permanent Portfolio and Treasury Bill Portfolio paid ordinary income dividends per share of $.20 and $1.03, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.05 and $.90, respectively, to shareholders of record on December 6, 2005. On December 21, 2005, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend and a long-term capital gain distribution per share of $.74 and $.01, respectively, to shareholders of record on December 20, 2005. The Fund’s Treasury Bill Portfolio paid no capital gain distributions and the Fund’s Aggressive Growth Portfolio paid no ordinary income dividends during the year ended January 31, 2006.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2006

The tax character of such dividends and distributions paid was as follows:
                                                     Permanent      Treasury Bill    Versatile Bond    Aggressive Growth
                                                     Portfolio        Portfolio        Portfolio           Portfolio
                                                    -----------     -------------    --------------    -----------------

           Distributions paid from:
              Ordinary income ...................   $ 2,234,234      $   722,266      $     84,905        $        --
              Long-term capital gain ............       558,555               --               838            441,988
                                                    -----------      -----------      ------------        -----------
                                                    $ 2,792,789      $   722,266      $     85,743        $   441,988
                                                    ===========      ===========      ============        ===========
On December 8, 2004, the Fund’s Permanent Portfolio paid an ordinary income dividend per share of $.15, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.39 and $3.94, respectively, to shareholders of record on December 7, 2004. On December 22, 2004, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend and a long-term capital gain distribution per share of $1.13 and $.75, respectively, to shareholders of record on December 21, 2004. The Fund’s Treasury Bill Portfolio paid no ordinary income dividends or capital gain distributions and the Fund’s Aggressive Growth Portfolio paid no ordinary income dividends during the year ended January 31, 2005.

The tax character of such dividends and distributions paid was as follows:
                                                     Permanent      Treasury Bill    Versatile Bond    Aggressive Growth
                                                     Portfolio        Portfolio        Portfolio           Portfolio
                                                    -----------     -------------    --------------    -----------------

           Distributions paid from:
              Ordinary income ...................   $ 1,285,802      $        --      $    136,280        $        --
              Long-term capital gain ............     3,343,276               --            90,451          1,132,430
                                                    -----------      -----------      ------------        -----------
                                                    $ 4,629,078      $        --      $    226,731        $ 1,132,430
                                                    ===========      ===========      ============        ===========
Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2006, the Fund’s Permanent Portfolio reclassified $826,774 from undistributed net investment income to paid-in capital, and the Fund’s Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio reclassified $89,039, $53,922 and $36,599, respectively, from paid-in capital to undistributed net investment income and loss, respectively, to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid. Additionally, due to these differences: (i) the Fund’s Permanent Portfolio reclassified $1,110,175 from accumulated net realized gain on foreign currency transactions to undistributed net investment income and reclassified $353 from accumulated net realized gain on investments to undistributed net investment income; and (ii) the Fund’s Aggressive Growth Portfolio reclassified $30,683 from accumulated net realized gain on investments to undistributed net investment income.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2006

As of January 31, 2006, the components of distributable earnings on a tax basis were as follows:
                                                     Permanent      Treasury Bill    Versatile Bond    Aggressive Growth
                                                     Portfolio        Portfolio         Portfolio          Portfolio
                                                    -----------     -------------    --------------    -----------------

           Undistributed ordinary income.........   $ 1,079,906      $ 1,072,640      $    332,320        $    23,411
           Undistributed long-term gain
            (capital loss carryforward)..........       287,340          (31,528)          (28,378)         3,415,373
           Post-October losses...................            --             (151)           (4,154)                --
           Unrealized appreciation (depreciation)    85,412,698          (32,929)         (105,376)        23,497,197
                                                    -----------      -----------      ------------        -----------
                                                    $86,779,944      $ 1,008,032      $    194,412        $26,935,981
                                                    ===========      ===========      ============        ===========
3.	INVESTMENT ADVISORY CONTRACT
The Fund retains Pacific Heights Asset Management, LLC (“Pacific Heights”) as its investment adviser under an investment advisory contract dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives monthly, an investment advisory fee calculated separately for each Portfolio of the Fund, for each calendar year, at the following rates of total average daily net assets, computed for each day of each such year on the basis of net assets as of the close of business on the next preceding “full business day,” as defined in the Contract (“Advisory Fee”): (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.
All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund’s directors, the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.
During the year ended January 31, 2006, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.
Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (also its President and Chief Executive Officer), is the President, Treasurer, Secretary and a director of the Fund and was paid $149,250 by the Fund for service in such capacities during the year ended January 31, 2006.
The Contract was unanimously approved by the Fund’s Board of Directors, including all of the Fund’s directors who are not “interested persons” of the Fund (“Independent Directors”), on December 9, 2005. In making its determination to approve the Contract, the Board, including its Independent Directors, considered a wide range of information and received a variety of materials provided by Pacific Heights and the Fund’s officers, including information regarding the performance of the Fund’s Portfolios in comparison to relevant market indices and the performance of other funds with similar investment objectives as the Fund’s Portfolios (“Peer Group”).

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2006

As a general matter, the Board considered the activities currently performed and services provided to the Fund by Mr. Cuggino. In particular, the directors considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordination and direction of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services.
The Board considered the following additional material factors in approving the Contract and reached the following conclusions:
(a)	the nature, quality and extent of the investment advisory, administrative and other services to be provided to the Fund by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Fund for over fifteen years, was qualified to provide such services, and that the addition of new personnel would provide the support Mr. Cuggino needed in performing such duties;
(b)	the operating expenses and expense ratios of the Fund’s Portfolios compared to their Peer Group, from which the Board concluded that the Fund’s expenses and expense ratios were comparable;
(c)	the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights would have the financial ability to fulfill its commitment to the Fund under the Contract;
(d)	information about the services to be performed, their cost to the Fund and the personnel performing such services, from which the Board concluded that Pacific Heights would have adequate staffing and personnel competent to provide the contemplated level of services to the Fund, and at a cost that is comparable to that previously paid by the Fund;
(e)	the ability of Pacific Heights to continue providing investment advisory services of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over fifteen years;
(f)	the effect the retention of Pacific Heights may have on the Fund’s performance, from which the Board concluded that there should be no material effect on Fund performance because of Mr. Cuggino’s familiarity with the policies and practices of the Fund; and
(g)	the extent to which economies of scale would be realized as the Fund’s Portfolios increase their assets under management, from which the Board noted that the Fund’s Permanent Portfolio had achieved a breakpoint in its fee structure because its assets under management had passed the first threshold.
In addition to the factors listed above, the Board noted that Pacific Heights has waived its fees for certain of the Fund’s Portfolios as necessary to reduce their operating expenses. The Board received assurances from Pacific Heights that at least through the end of calendar year 2006, Pacific Heights intends voluntarily to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and the Versatile Bond Portfolio as described above. With respect to each Portfolio’s expenses under the Contract, the Board compared the total expense ratios for the Portfolios with various comparative data, including the total expense ratios of each Portfolio’s Peer Group and found that the expenses (including investment advisory fees) paid by each Portfolio were reasonable and appropriate under the facts and circumstances.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2006

4.	LONG TERM DISABILITY PLAN
On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made no payments under the Plan during the year ended January 31, 2006.

5.	PURCHASES AND SALES OF SECURITIES
The following is a summary of purchases and sales of securities other than short-term securities for the year ended January 31, 2006:
                                                                         Permanent      Treasury Bill     Versatile Bond    Aggressive Growth
                                                                         Portfolio        Portfolio          Portfolio          Portfolio
                                                                       -------------    -------------     --------------    -----------------

           Purchases..................................................  $119,351,312         None          $11,544,146         $22,148,985
           Sales......................................................     1,123,163         None            9,273,206           3,998,158
6.	NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
The following is a summary of net unrealized appreciation (depreciation) of investments as of January 31, 2006 for federal income tax purposes:
                                                                         Permanent      Treasury Bill     Versatile Bond    Aggressive Growth
                                                                         Portfolio        Portfolio         Portfolio           Portfolio
                                                                       -------------    -------------     --------------    -----------------

           Aggregate gross unrealized appreciation of investments
             with excess of value over tax cost:
             Investments in securities of unaffiliated issuers .......  $56,672,457        $     --        $       189         $25,232,446
             Investments other than securities .......................   31,551,054              --                 --                  --
                                                                        -----------        --------        -----------         -----------
                                                                         88,223,511              --                189          25,232,446
           Aggregate gross unrealized depreciation of investments
             with excess of tax cost over value:
             Investments in securities of unaffiliated issuers .......   (2,765,918)        (32,929)          (105,565)         (1,735,249)
             Investments other than securities .......................      (29,014)             --                 --                  --
                                                                        -----------        --------        -----------         -----------
                                                                         (2,794,932)        (32,929)          (105,565)         (1,735,249)
                                                                        -----------        --------        -----------         -----------
             Net unrealized appreciation (depreciation) of investments  $85,428,579        $(32,929)       $  (105,376)        $23,497,197
                                                                        ===========        ========        ===========         ===========

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2006

7.	CAPITAL STOCK TRANSACTIONS
Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income were as follows for the years ended January 31, 2006 and 2005:
                                                                         Permanent Portfolio
                                                                         -------------------
                                                 Year ended January 31, 2006              Year ended January 31, 2005
                                               ------------------------------           ------------------------------
                                                 Shares            Dollars               Shares             Dollars
                                               ---------         ------------           ---------         ------------

           Shares sold.....................    6,309,481         $175,293,564           6,312,820         $162,354,304
           Distributions reinvested........       84,279            2,415,432             151,934            4,090,056
                                               ---------         ------------           ---------         ------------
                                               6,393,760          177,708,996           6,464,754          166,444,360

           Shares redeemed.................   (2,603,266)         (70,921,197)         (2,492,728)         (63,133,118)
                                               ---------         ------------           ---------         ------------
           Net increase                        3,790,494         $106,787,799           3,972,026         $103,311,242
                                               =========         ============           =========         ============

                                                                       Treasury Bill Portfolio
                                                                       -----------------------
                                                 Year ended January 31, 2006              Year ended January 31, 2005
                                               ------------------------------           ------------------------------
                                                 Shares            Dollars               Shares             Dollars
                                               ---------         ------------           ---------         ------------

           Shares sold.....................      289,875         $ 19,166,912             365,081         $ 24,161,268
           Distributions reinvested........       10,295              692,365                  --                   --
                                                 -------         ------------             -------         ------------
                                                 300,170           19,859,277             365,081           24,161,268

           Shares redeemed.................     (355,723)         (23,533,817)           (428,966)         (28,389,413)
                                                 -------         ------------             -------         ------------
           Net decrease                          (55,553)        $ (3,674,540)            (63,885)        $ (4,228,145)
                                                 =======         ============             =======         ============

                                                                      Versatile Bond Portfolio
                                                                      ------------------------
                                                 Year ended January 31, 2006              Year ended January 31, 2005
                                               ------------------------------           ------------------------------
                                                 Shares            Dollars               Shares             Dollars
                                               ---------         ------------           ---------         ------------

           Shares sold.....................      226,969         $ 12,820,834             253,300         $ 14,391,317
           Distributions reinvested........        1,359               77,710               3,633              207,041
                                                 -------         ------------             -------         ------------
                                                 228,328           12,898,544             256,933           14,598,358

           Shares redeemed.................     (235,013)         (13,276,495)           (280,105)         (16,088,087)
                                                 -------         ------------             -------         ------------
           Net decrease                           (6,685)        $   (377,951)            (23,172)        $ (1,489,729)
                                                 =======         ============             =======         ============

                                                                     Aggressive Growth Portfolio
                                                                     ---------------------------
                                                 Year ended January 31, 2006              Year ended January 31, 2005
                                               ------------------------------           ------------------------------
                                                 Shares            Dollars               Shares             Dollars
                                               ---------         ------------           ---------         ------------

           Shares sold.....................      312,585         $ 31,955,124              34,032         $  2,665,550
           Distributions reinvested........        3,922              420,520              12,937            1,083,985
                                                 -------         ------------             -------         ------------
                                                 316,507           32,375,644              46,969            3,749,535

           Shares redeemed.................     (142,843)         (14,818,813)            (43,474)          (3,491,481)
                                                 -------         ------------             -------         ------------
           Net increase                          173,664         $ 17,556,831               3,495         $    258,054
                                                 =======         ============             =======         ============

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
January 31, 2006

8.	LEGAL MATTERS
In 1997, the Securities and Exchange Commission’s (“SEC’s”) Division of Enforcement instituted public administrative and cease-and-desist proceedings (“Proceedings”) against the Fund’s then-existing investment adviser (WMM) and two then-serving officers and directors of the Fund, Terry Coxon (“Coxon”) and Alan Sergy (“Sergy”) (collectively, “Respondents”). The Fund is not and was not a party to the Proceedings. In an initial decision dated April 1, 1999 (“Initial Decision”), the Administrative Law Judge ruled that the Respondents had committed violations of various provisions of the federal securities laws and imposed various sanctions on the Respondents. The Respondents appealed the Initial Decision to the SEC. In a decision dated August 21, 2003, the SEC dismissed Sergy from the Proceedings due to his failing health and ordered that WMM and Coxon, jointly and severally: (i) disgorge $971,778; (ii) pay prejudgment interest on that amount from September 21, 1993, at half the customary rate; and (iii) cease and desist from violating provisions of the federal securities laws. In a decision dated June 29, 2005, the United States Court of Appeals for the Ninth Circuit affirmed the SEC’s decision. It is uncertain what amount of disgorged funds or prejudgment interest might be paid by the appellants, when any such payment might be made and what amount, if any, might be received by the Fund.
Pursuant to the Fund’s Bylaws, the Fund advanced expenses incurred by the Respondents in the Proceedings (“Advanced Expenses”) upon their undertaking to repay the advances, in the event it was ultimately determined that they had committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties (“Disabling Conduct”). At a meeting held on January 7, 2005, the Fund’s Board of Directors determined that WMM and Coxon had committed Disabling Conduct and directed Pacific Heights to make further payments it owed to WMM, pursuant to a promissory note by and between it and WMM, to the Fund as reimbursement of the Advanced Expenses. As of January 31, 2006, reimbursement of such Advanced Expenses in the amounts of $393,244, $353,922 and $39,323 remain due to the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio, respectively.
The Fund’s Board of Directors has continued, and will continue, to monitor developments relating to the Proceedings and related appeals, and will take such actions as may be appropriate in the circumstances.
On May 10, 2005, Andrew J. Layman, the maker of a warrant in favor of the Fund’s Permanent Portfolio for the purchase of shares of common stock of Symantec Corporation (“Warrant”), filed an action in the Superior Court of Washington for King County (“Complaint”) seeking, among other actions, a declaratory judgment that the Warrant was no longer valid and enforceable. The Complaint alleges that the Fund had failed to timely exercise its rights under the Warrant, and that the Warrant had lapsed, entitling Mr. Layman to possession of the stock certificates for the shares of common stock subject to the Warrant. The Fund has filed a counterclaim to enforce its rights under the Warrant and will vigorously defend against the Complaint. The eventual outcome of this action, which was removed to the United States District Court for the Western District of Washington at Seattle, and any related litigation pursuant thereto, is uncertain at this time. As of January 31, 2006, the current market value of the stock subject to the Warrant is approximately $6.6 million. In the event the Fund is unsuccessful in defending against Mr. Layman’s claim for declaratory relief, the Permanent Portfolio’s assets would be reduced by the value of the stock subject to the Warrant.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each year:

                                                                   Year ended   Year ended   Year ended   Year ended   Year ended
                                                                   January 31,  January 31,  January 31,  January 31,  January 31,
                                                                      2006         2005         2004         2003         2002
                                                                   -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year                                  $   26.29    $   24.52    $   20.89    $   18.59    $   18.29
                                                                    ---------    ---------    ---------    ---------    ---------
   Income from investment operations:
     Net investment income (1)(2)(3) ..........                           .12          .18          .11          .28          .27
     Net realized and unrealized gain
       on investments and foreign
       currencies .............................                          3.96         2.13         3.82         2.47          .47
                                                                    ---------    ---------    ---------    ---------    ---------
       Total income from
         investment operations                                           4.08         2.31         3.93         2.75          .74

   Less distributions from:
     Net investment income  ...................                          (.20)        (.15)        (.22)        (.19)        (.27)
     Net realized gain on investments (4) .....                          (.05)        (.39)        (.08)        (.26)        (.17)
                                                                    ---------    ---------    ---------    ---------    ---------
       Total distributions                                               (.25)        (.54)        (.30)        (.45)        (.44)
                                                                    ---------    ---------    ---------    ---------    ---------

Net asset value, end of year                                        $   30.12    $   26.29    $   24.52    $   20.89    $   18.59
                                                                    =========    =========    =========    =========    =========

Total return (5) ..............................                        15.57%        9.37%       18.87%       14.90%        4.08%

Ratios / supplemental data:
   Net assets, end of year (in thousands) .....                     $ 382,025    $ 233,860    $ 120,691    $  78,674    $  52,078
                                                                    =========    =========    =========    =========    =========

   Ratio of expenses to average net assets ....                         1.35%        1.38%        1.58%        1.34%        1.46%
   Ratio of net investment income
     to average net assets (2)(3) .............                          .43%         .72%         .47%        1.42%        1.44%
   Portfolio turnover rate ....................                          .73%        6.29%       23.19%        1.06%        1.07%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	A change in accounting for the amortization of discounts and premiums had the effect of decreasing net investment income per share and the ratio of net investment income to average net assets by $.17 and .96%, respectively, during the year ended January 31, 2002.
(3)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.07 and .39%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.11 during the year then ended.
(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each year:

                                                                   Year ended   Year ended   Year ended   Year ended   Year ended
                                                                   January 31,  January 31,  January 31,  January 31,  January 31,
                                                                      2006          2005         2004         2003         2002
                                                                   -----------  -----------  -----------  -----------  -----------

 Net asset value, beginning of year                                 $   67.10    $   66.19    $   66.58    $   67.69    $   68.94
                                                                    ---------    ---------    ---------    ---------    ---------
   Income from investment operations:
     Net investment income (loss) (1)(2)(3)....                          1.41          .91         (.03)         .40         1.75
     Net realized and unrealized gain (loss)
       on investments (4) .....................                           .02           --          .05         (.07)         .04
                                                                    ---------    ---------    ---------    ---------    ---------
       Total income from investment operations                           1.43          .91          .02          .33         1.79

   Less distributions from:
     Net investment income ....................                         (1.03)          --         (.41)       (1.44)       (3.04)
                                                                    ---------    ---------    ---------    ---------    ---------
       Total distributions                                              (1.03)          --         (.41)       (1.44)       (3.04)
                                                                    ---------    ---------    ---------    ---------    ---------

 Net asset value, end of year                                       $   67.50    $   67.10    $   66.19    $   66.58    $   67.69
                                                                    =========    =========    =========    =========    =========

 Total return (5) .............................                         2.12%        1.39%         .03%         .49%        2.60%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....                     $  48,328    $  51,768    $  55,293    $  66,516    $  71,202
                                                                    =========    =========    =========    =========    =========

   Ratio of expenses
     to average net assets (2) ................                          .92%         .98%         .97%         .90%        1.01%
   Ratio of net investment income (loss)
     to average net assets (3) ................                         2.10%        1.37%       (.05)%         .60%        2.56%

(1)	Net investment income (loss) is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the year ended January 31, 2006 and .50%, .50%, .50% and .50% for the years ended January 31, 2005, 2004, 2003 and 2002, respectively. Without this waiver, the net investment income or loss per share would have been $1.08 for the year ended January 31, 2006 and $.58, $(.37), $.07 and $1.16 for the years then ended.
(3)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.76 and 1.11%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.15 during the year then ended.
(4)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each year:

                                                                   Year ended   Year ended   Year ended   Year ended   Year ended
                                                                   January 31,  January 31,  January 31,  January 31,  January 31,
                                                                      2006         2005         2004         2003         2002
                                                                   -----------  -----------  -----------  -----------  -----------

 Net asset value, beginning of year                                 $   57.01    $   58.88    $   60.82    $   60.38    $   59.67
                                                                    ---------    ---------    ---------    ---------    ---------

   Income from investment operations:
     Net investment income (1)(2) .............                          1.01          .57          .87         1.53         2.38
     Net realized and unrealized gain (loss)
       on investments (3) .....................                           .15         (.56)        (.26)         .65          .85
                                                                    ---------    ---------    ---------    ---------    ---------
       Total income from investment operations                           1.16          .01          .61         2.18         3.23

   Less distributions from:
     Net investment income ....................                          (.74)       (1.13)       (2.01)       (1.74)       (2.52)
     Net realized gain on investments (4) .....                          (.01)        (.75)        (.54)          --           --
                                                                    ---------    ---------    ---------    ---------    ---------
       Total distributions                                               (.75)       (1.88)       (2.55)       (1.74)       (2.52)
                                                                    ---------    ---------    ---------    ---------    ---------

 Net asset value, end of year                                       $   57.42    $   57.01    $   58.88    $   60.82    $   60.38
                                                                    =========    =========    =========    =========    =========

 Total return (5) .............................                         2.04%         .02%        1.01%        3.62%        5.41%

 Ratios / supplemental data:
   Net assets, end of year (in thousands) .....                     $  18,509    $  18,758    $  20,735    $  20,891    $  26,032
                                                                    =========    =========    =========    =========    =========

   Ratio of expenses to average net assets (2).                          .95%        1.01%        1.04%        1.02%        1.11%
   Ratio of net investment income
     to average net assets ....................                         1.76%         .99%        1.46%        2.52%        3.97%
   Portfolio turnover rate ....................                        50.09%       75.72%       67.26%       69.58%      107.36%

(1)	Net investment income is based on average net assets per share outstanding during the year.
(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .37% for the year ended January 31, 2006 and .38%, .38%, .37% and .38% for the years ended January 31, 2005, 2004, 2003 and 2002, respectively. Without this waiver, the net investment income per share would have been $.80 for the year ended January 31, 2006 and $.35, $.65, $1.16 and $2.05 for the years then ended.
(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.
(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each year:

                                                                   Year ended   Year ended   Year ended   Year ended   Year ended
                                                                   January 31,  January 31,  January 31,  January 31,  January 31,
                                                                      2006         2005         2004         2003         2002
                                                                   -----------  -----------  -----------  -----------  -----------

Net asset value, beginning of year                                  $   86.11    $   80.46    $   58.14    $   78.69    $   83.76
                                                                    ---------    ---------    ---------    ---------    ---------

  Income (loss) from investment operations:
    Net investment loss(1)(2) ................                           (.11)        (.27)        (.63)        (.44)        (.65)
    Net realized and unrealized gain (loss)
      on investments  ........................                          25.61         9.86        22.95       (20.11)       (4.10)
                                                                    ---------    ---------    ---------    ---------    ---------
      Total income (loss) from investment
        operations                                                      25.50         9.59        22.32       (20.55)       (4.75)

  Less distributions from:
    Net realized gain on investments (3) .....                           (.90)       (3.94)          --           --         (.32)
                                                                    ---------    ---------    ---------    ---------    ---------
      Total distributions                                                (.90)       (3.94)          --           --         (.32)
                                                                    ---------    ---------    ---------    ---------    ---------

Net asset value, end of year                                        $  110.71    $   86.11    $   80.46    $   58.14    $   78.69
                                                                    =========    =========    =========    =========    =========

Total return (4) .............................                         29.64%       12.05%       38.39%     (26.12)%      (5.67)%

Ratios / supplemental data:
  Net assets, end of year (in thousands) .....                      $  52,125    $  25,589    $  23,628    $  18,607    $  23,919
                                                                    =========    =========    =========    =========    =========

  Ratio of expenses to average net assets ....                          1.41%        1.43%        1.64%        1.33%        1.41%
  Ratio of net investment loss to
    average net assets (2) ...................                         (.11)%       (.33)%       (.91)%       (.64)%       (.80)%
  Portfolio turnover rate ....................                         10.41%        1.90%        3.07%        4.92%        5.23%

(1)	Net investment loss is based on average net assets per share outstanding during the year.
(2)	The recording as other income of previously advanced legal expenses described in Note 8 had the effect of decreasing net investment loss per share and the ratio of net investment loss to average net assets by $.22 and .28%, respectively, during the year ended January 31, 2005. Without this other income, the net investment loss per share would have been $(.49) during the year then ended.
(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

$22,000
20,000
18,000
16,000
14,000
12,000
10,000
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
$21,372
$14,394

___	Permanent Portfolio
......	Citigroup 3-Month U.S. Treasury Bill Index*
*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

$16,000
15,000
14,000
13,000
12,000
11,000
10,000
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
$15,825
$14,216

___	Versatile Bond Portfolio
......	Citigroup AAA/AA 1-3 Year Corporate Index*
*	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 33 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

$35,000
30,000
25,000
20,000
15,000
10,000
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
$33,526
$24,410
$24,335

___	Aggressive Growth Portfolio
......	Dow Jones Industrial Average*
----	S&P 500 Stock Index*
*	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks. The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the S&P 500 Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See following page for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended January 31, 2006

         The graphs on pages 30 through 32 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal years of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal year and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indices. A graph is not provided for the Fund’s Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Shareholder Services Office at (800) 531-5142.

         Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

                                                                   Average Annual Total Returns Through January 31, 2006

                                                                                                                         Since
                                                             1 Year     3 Years     5 Years    10 Years    15 Years    Inception
                                                             ------     -------     -------    --------    --------    ---------
Permanent Portfolio (Since 12/1/82)(1)
Return before taxes .......................................  15.57%      14.53%      12.41%      7.89%       7.61%       6.36%
Return after taxes on distributions .......................  15.27%      14.15%      11.88%      7.04%       6.74%       5.75%
Return after taxes on distributions and sale of fund shares  10.16%      12.40%      10.56%      6.43%       6.22%       5.35%

Citigroup 3-Month U.S. Treasury Bill Index(4)(5) ..........   2.82%       1.73%       2.11%      3.68%       3.94%       5.27%

Treasury Bill Portfolio (Since 5/26/87)(1)(2)(3)
Return before taxes .......................................   2.12%       1.17%       1.30%      2.73%       3.03%       3.72%
Return after taxes on distributions .......................   1.58%        .92%        .64%      1.63%       2.03%       2.90%
Return after taxes on distributions and sale of fund shares   1.38%        .85%        .71%      1.64%       1.99%       2.74%

Citigroup 3-Month U.S. Treasury Bill Index(4)(5) ..........   2.82%       1.73%       2.11%      3.68%       3.94%       4.62%

Versatile Bond Portfolio (Since 9/27/91)(3)
Return before taxes .......................................   2.04%       1.02%       2.38%      3.58%         N/A       3.91%
Return after taxes on distributions .......................   1.58%        .14%       1.31%      2.28%         N/A       2.79%
Return after taxes on distributions and sale of fund shares   1.33%        .42%       1.43%      2.28%         N/A       2.69%

Citigroup AAA/AA 1-3 Year Corporate Index(4)(6) ...........   4.22%       2.99%       3.23%      4.70%         N/A       5.01%

Aggressive Growth Portfolio (Since 1/2/90)(1)
Return before taxes .......................................  29.64%      26.21%       6.97%     12.86%      14.90%      13.22%
Return after taxes on distributions .......................  29.49%      25.49%       6.59%     12.31%      14.34%      12.70%
Return after taxes on distributions and sale of fund shares  19.48%      22.50%       5.80%     11.27%      13.43%      11.88%

Dow Jones Industrial Average (4)(7) .......................   6.03%      12.94%       2.06%      9.30%      12.05%      11.30%
S&P 500 Stock Index(4)(8) .................................  10.34%      16.37%        .34%      9.33%      11.75%      10.72%

See following page for footnote explanations.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended January 31, 2006

(1)	As more fully described in Note 8, returns reflect other income recorded during the year ended January 31, 2005 related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid.

(2)	Yield on the Fund’s Treasury Bill Portfolio for the seven days ended January 31, 2006, assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 1.55%, and the effective yield was 1.56%.

(3)	The thirty-day SEC standardized yield on the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio for the thirty days ended January 31, 2006, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 2.69% and 4.15%, respectively.

(4)	Returns reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(5)	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(6)	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(7)	The Dow Jones Industrial Average is an average of the stock prices of 30 large companies and represents a widely recognized unmanaged portfolio of common stocks.

(8)	The S&P 500 Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

See pages 35-38 for Portfolio specific risks.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE PERMANENT PORTFOLIO
Year ended January 31, 2006

The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. During the year ended January 31, 2006, the Portfolio experienced increases in the value of gold, silver, the stocks of real estate investment trusts and natural resource companies and the shares of domestic growth companies. These increases more than offset the decrease in value of the Portfolio’s holdings of short- and long-term United States Treasury securities and the relative value of its Swiss franc denominated assets during the period then ended. As a result, the Portfolio achieved a total return of 15.57% during the year ended January 31, 2006, as compared to an annualized inflation rate as measured by the change in the consumer price index of 3.99% over the same period.
Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.
The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of January 31, 2006.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE TREASURY BILL PORTFOLIO
Year ended January 31, 2006

The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term United States Treasury securities. The Portfolio achieved a total return of 2.12% and maintained an average maturity of between sixty and ninety days throughout the year ended January 31, 2006. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in short-term United States Treasury securities.
Mutual fund investing involves risk; loss of principal is possible.
The following pie chart shows the Treasury Bill Portfolio’s investment holdings by days to maturity, as a percentage of total net assets as of January 31, 2006.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE VERSATILE BOND PORTFOLIO
Year ended January 31, 2006

The Versatile Bond Portfolio’s investment objective is to achieve high current income, while limiting risk to principal. The Portfolio invests in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), and having a remaining maturity of twenty-four months or less. The Portfolio achieved a total return of 2.04% while maintaining an average maturity of between two hundred seventy and four hundred fifty days throughout the year ended January 31, 2006. This return, while significantly lower than the Portfolio’s historical returns, was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.
Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.
The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets as of January 31, 2006.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE AGGRESSIVE GROWTH PORTFOLIO
Year ended January 31, 2006

The Aggressive Growth Portfolio’s investment objective is to achieve high, long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 29.64% during the year ended January 31, 2006, as compared to 6.03% for the Dow Jones Industrial Average and 10.34% for the Standard & Poor’s 500 Stock Index over the same period.
Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.
The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of January 31, 2006.

Miscellaneous & Other
6.59%
Chemicals
4.78%
Computer Software
8.03%
Construction
5.28%
Data Processing
4.67%
Electrical & Electronics
6.63%
Entertainment & Leisure
6.37%
Financial Services
14.18%
Manufacturing
11.25%
Oil & Oilfield Services
15.95%
Pharmaceuticals
6.38%
Retail
4.68%
Transportation
5.21%

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended January 31, 2006

Expense Examples
As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.
These Examples are based on an investment of $1,000 invested at July 31, 2005 and held for the entire six months ended January 31, 2006.
Actual Expenses
The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended January 31, 2006. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during six months ended January 31, 2006” to estimate the expenses you paid on your account during the six months ended January 31, 2006.
Hypothetical Example for Comparison Purposes
The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended January 31, 2006. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended January 31, 2006

                                                                                            Expenses paid *
                                                     Beginning             Ending              during six
                                                   account value        account value         months ended
                                                    July 31, 2005      January 31, 2006     January 31, 2006
                                                  ----------------     ----------------     ----------------
PERMANENT PORTFOLIO
     Actual ....................................     $ 1,000.00           $ 1,098.80             $ 7.51
     Hypothetical (5% return before expenses) ..       1,000.00             1,018.05               7.22

TREASURY BILL PORTFOLIO
     Actual ....................................       1,000.00             1,013.10               4.77
     Hypothetical (5% return before expenses) ..       1,000.00             1,020.47               4.79

VERSATILE BOND PORTFOLIO
     Actual ....................................       1,000.00             1,013.60               4.77
     Hypothetical (5% return before expenses) ..       1,000.00             1,020.47               4.79

AGGRESSIVE GROWTH PORTFOLIO
     Actual ....................................       1,000.00             1,092.50               7.54
     Hypothetical (5% return before expenses) ..       1,000.00             1,018.00               7.27

        * Expenses are equal to the Permanent Portfolio’s annualized expense ratio of 1.42%, the Treasury Bill Portfolio’s annualized expense ratio of .94%, the Versatile Bond Portfolio’s annualized expense ratio of .94% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.43%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 184/365 (to reflect the one-half year period ended January 31, 2006).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
OTHER INFORMATION

Proxy Voting
Information regarding how each of the Fund’s Portfolios voted its proxies relating to portfolio securities during the twelve-month period ended June 30, 2005 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings
Each of the Fund’s Portfolios files its completed schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Q’s for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

This page intentionally left blank

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

All of the Fund’s directors and officers may be reached c/o 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office.

DAVID P. BERGLAND	Director	age 70

Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER	Director	age 53

Executive Vice President since March 2004 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE	Director	age 66

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *	Chairman, President, Treasurer, Secretary & Director	age 43

A Certified Public Accountant, Mr. Cuggino has served as President of the Fund since 2003, as Treasurer of the Fund since 1993, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser and served as a consultant to the Fund’s former investment adviser from 1991 through 2003. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

ANDREW B. ROGERS	Chief Compliance Officer	age 36

Mr. Rogers has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2005. Mr. Rogers is the President of Fund Compliance Services, LLC, a provider of administrative, compliance and other related services to the mutual fund industry. He has also served as President of GemCom, LLC since 2004 and as Senior Vice President & Director of Administration of Gemini Fund Services, LLC since 2001. Mr. Rogers oversees all four of the Fund’s Portfolios.

*	Considered to be an “interested person” within the meaning of the 1940 Act. Mr. Cuggino is deemed an interested person because of his association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Manangement, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, Pennsylvania 19103

SHAREHOLDER SERVICES OFFICE	ANNUAL REPORT January 31, 2006
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	4/06